Debt (Subordinated Debt Joint Venture Partners Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt	$ 29,806,843	$ 30,402,392
Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Stated interest rate	0.00%
Interest rate paid on unpaid interest	19.50%
Subordinated Debt Joint Ventures Partners Before Amendment [Member]
Debt Instrument [Line Items]
Stated interest rate			20.00%
Minimum [Member] | Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Stated interest rate	15.00%
Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 1,564,045	1,064,042
Subordinated Debt [Member] | Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 64,280	$ 64,280